DISCONTINUED OPERATIONS (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Forecast | Subsequent Event | Non-dating | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on sale of business	$ 1.2